UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Lee Scundi
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Lee Scundi                       Cupertino, CA                    01/26/2006
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          149
                                         -----------
Form 13F Information Table Value Total:     $219,791
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AMB Property Corp.             Com              00163T109       25     500          Sole             Sole      0    0
AT&T Corp.                     Com              00206r102      255   10400          Sole             Sole      0    0
Abbott Labs                    Com              002824100      197    5000          Sole             Sole      0    0
Adobe Systems                  Com              00724F101      222    6000          Sole             Sole      0    0
Advanced Micro Devices         Com              007903107      995   32500          Sole             Sole      0    0
All American Semiconductor     Com              891310100        2     600          Sole             Sole      0    0
Allstate Corp.                 Com              020002101      946   17500          Sole             Sole      0    0
American International Group   Com              026874107     4756   69700          Sole             Sole      0    0
American Power Conversion Corp Com              029066070     4862  221000          Sole             Sole      0    0
American Spectrum Realty       Com              02970q203        2      99          Sole             Sole      0    0
Apollo Group                   Com              037604105      302    5000          Sole             Sole      0    0
Applied Materials              Com              038222105       45    2500          Sole             Sole      0    0
BP p.l.c                       Com              055622104      232    3620          Sole             Sole      0    0
BRE Properties                 Com              05564e106      932   20500          Sole             Sole      0    0
Bank of America Corp           Com              066050105     7713  167133          Sole             Sole      0    0
Bell South Corp.               Com              079860102      244    9000          Sole             Sole      0    0
Berkshire Hathaway Class B     Com              084670207       35      12          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      177     200          Sole             Sole      0    0
Bristol Myers                  Com              09247U107     5844  254300          Sole             Sole      0    0
Burlington Resources           Com              122014103     3482   40400          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109      179    1600          Sole             Sole      0    0
CMGI Inc                       Com              125750109        2    1000          Sole             Sole      0    0
CT Holdings Inc.               Com              12643y103        0   15000          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      173    3000          Sole             Sole      0    0
Cendant Corp.                  Com              151313103     6082  352600          Sole             Sole      0    0
Chesapeake Energy              Com              165159104       32    1000          Sole             Sole      0    0
ChevronTexaco                  Com              16674100      6293  110850          Sole             Sole      0    0
Chico's FAS, Inc.              Com              168615102       88    2000          Sole             Sole      0    0
Ciena Corp.                    Com              171779101       30   10000          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275R102      169    9900          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109    10939  225400          Sole             Sole      0    0
Clorox Co.                     Com              189054109      455    8000          Sole             Sole      0    0
Collectors Universe            Com              19421r101       32    2000          Sole             Sole      0    0
ConocoPhillips                 Com              20825L104     5290   90930          Sole             Sole      0    0
Consolidated Edison            Com              209115104     3841   82900          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106       57     800          Sole             Sole      0    0
Costco Cos. Inc.               Com              22160k105       15     300          Sole             Sole      0    0
Crosstex Energy                Com              22765Y104      359    5700          Sole             Sole      0    0
Crosstex Energy L.P            Com              22765u102      682   20000          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105      194    5000          Sole             Sole      0    0
Deere & Co.                    Com              244199105      102    1500          Sole             Sole      0    0
Dell Computer Corp.            Com              247025109      779   26000          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       78    1500          Sole             Sole      0    0
Discovery Holding Company A    Com              25468y107      925   61072          Sole             Sole      0    0
Dominion Resources             Com              257470104       77    1000          Sole             Sole      0    0
Dorchester Minerals L.P.       Com              25820r105      102    4000          Sole             Sole      0    0
Duke Realty Invts              Com              264411505      598   17900          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     2247   40004          Sole             Sole      0    0
Fannie Mae                     Com              313586109       49    1000          Sole             Sole      0    0
Farmers & Merchants Com        Com              308243104       96     200          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104     1168     203          Sole             Sole      0    0
Long Beach
Fed Ex Corp                    Com              31428x106      982    9500          Sole             Sole      0    0
Fidelity National Title        Com              31620r105      638   26182          Sole             Sole      0    0
Fidelity Natl Finl Inc         Com              316326107     5508  149720          Sole             Sole      0    0
First National Bank Of Alaska  Com              322387101      222     100          Sole             Sole      0    0
Florida East Coast Ind Cl B    Com              340632207       12     277          Sole             Sole      0    0
Florsheim Group                Com              343302105        0   10000          Sole             Sole      0    0
Freddie Mac Voting Shs         Com              313400301     5071   77600          Sole             Sole      0    0
General Electric Co.           Com              369604103     6484  185000          Sole             Sole      0    0
General Mills Inc.             Com              370334104      148    3000          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              3773W105        61    1200          Sole             Sole      0    0
Golden West Financial          Com              381317106       46     700          Sole             Sole      0    0
H&R Block                      Com              093671105      123    5000          Sole             Sole      0    0
Health Net, Inc                Com              42222g108       40     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     2761   83000          Sole             Sole      0    0
Heinz H J Co                   Com              423014103     2910   86300          Sole             Sole      0    0
Hewlett Packard Co.            Com              428236103     1031   36000          Sole             Sole      0    0
Home Depot Inc.                Com              437076102     4459  110150          Sole             Sole      0    0
IBM Corp                       Com              459200101     4583   55750          Sole             Sole      0    0
Independence Comm. Bank        Com              453414104       36     908          Sole             Sole      0    0
Intel Corp.                    Com              458140100     5783  231701          Sole             Sole      0    0
Interleukin Genetics Inc       Com              458738101       64   12000          Sole             Sole      0    0
J.P. Morgan Chase & Co.        Com              46625h100       40    1000          Sole             Sole      0    0
JDS Uniphase                   Com              46612j101       18    7500          Sole             Sole      0    0
JetBlue Airways                Com              477143101       52    3375          Sole             Sole      0    0
Johnson & Johnson              Com              478160104     4942   82230          Sole             Sole      0    0
KB Home                        Com              48666K109      945   13000          Sole             Sole      0    0
Kimberly Clark                 Com              494368103      119    2000          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       18     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100      385    3000          Sole             Sole      0    0
Lexington Property Trust       Com              529043101       12     566          Sole             Sole      0    0
Liberty Global C               Com              530555309      580   27375          Sole             Sole      0    0
Liberty Global Class A         Com              530555101      615   27325          Sole             Sole      0    0
Liberty Media Corp             Com              530718105     4783  607720          Sole             Sole      0    0
Liberty Property Trust         Com              531172104      553   12900          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       23     400          Sole             Sole      0    0
Lockheed Martin Corp.          Com              539830109       32     500          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107       53   20000          Sole             Sole      0    0
MBNA Corp.                     Com              790148100     2604   95900          Sole             Sole      0    0
Martha Stewart Living          Com              573083102       17    1000          Sole             Sole      0    0
McDonalds Corp.                Com              580135101     3379  100200          Sole             Sole      0    0
Merck & Co.                    Com              589331107     4125  129684          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108      610    9000          Sole             Sole      0    0
Microsoft Corp.                Com              594918104     7837  299700          Sole             Sole      0    0
Millennium Pharmaceuticals     Com              599902103       49    5000          Sole             Sole      0    0
Nabors Industries              Com              g6359f103      803   10600          Sole             Sole      0    0
Natural Resource Partners L.P. Com              63900p103      337    6700          Sole             Sole      0    0
Neenah Paper                   Com              640079109        2      60          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     2705  116700          Sole             Sole      0    0
Inc
Nokia Corp                     Com              654902204     5869  320700          Sole             Sole      0    0
Nortel Networks                Com              656569100       15    5000          Sole             Sole      0    0
Novartis AG                    Com              66987v109       52    1000          Sole             Sole      0    0
Oracle Corp                    Com              68389X105       55    4500          Sole             Sole      0    0
PHH Corp                       Com              693320202      132    4713          Sole             Sole      0    0
PPL Corporation                Com              69351t106       71    2400          Sole             Sole      0    0
Paramount Energy Trust         Com              699219101       57    3000          Sole             Sole      0    0
Peoples Energy Corp            Com              711030106     2928   83500          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103    10583  453800          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101      124    2000          Sole             Sole      0    0
Qualcomm Inc.                  Com              747525103       65    1500          Sole             Sole      0    0
Raymond James Financial        Com              754730109      102    2700          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      213    6225          Sole             Sole      0    0
Ross Stores Inc                Com              778296103      303   10500          Sole             Sole      0    0
Royal Dutch Shell              Com              780857804      435    7080          Sole             Sole      0    0
SLM Corporation                Com              78442p106      402    7300          Sole             Sole      0    0
Safeway Inc                    Com              786514208     2444  103300          Sole             Sole      0    0
Sara Lee Corp.                 Com              803111103       77    4100          Sole             Sole      0    0
Scientific Atlanta Inc.        Com              808655104       86    2000          Sole             Sole      0    0
Simpson Manufacturing Co       Com              829073105      364   10000          Sole             Sole      0    0
Southern Co.                   Com              842587107     3498  101300          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100      155    2300          Sole             Sole      0    0
Star Gas Ptnrs L.P.            Com              85512c105       89   48000          Sole             Sole      0    0
Tarragon Corporation           Com              876287103       21    1000          Sole             Sole      0    0
Time Warner                    Com              887317105     3701  212200          Sole             Sole      0    0
Toll Brothers Inc              Com              889478103       35    1000          Sole             Sole      0    0
Tyco Intl Ltd                  Com              902124106        9     300          Sole             Sole      0    0
United States Steel Corp       Com              912909108     1442   30000          Sole             Sole      0    0
Velocity HIS, Inc.             Com              917488108        0     600          Sole             Sole      0    0
Verizon Communications         Com              92343v104      250    8300          Sole             Sole      0    0
Vodaphone Group PLC            Com              92857t107       54    2500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103     3508   74950          Sole             Sole      0    0
Walt Disney Co.                Com              254687106       48    2000          Sole             Sole      0    0
Washington Mututal, Inc.       Com              939322103    13020  299300          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101      962   31700          Sole             Sole      0    0
Waste Management Inc           Com              94106l109       76    2500          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      126    2000          Sole             Sole      0    0
Wynn Resorts                   Com              983134107      110    2000          Sole             Sole      0    0
iShares MSCI Japan             Com              464286848     1407  104100          Sole             Sole      0    0
iShares MSCI Pacific Ex-Japan  Com              464286665     1145   11600          Sole             Sole      0    0
iShares Russell 2000           Com              464287655      374    5600          Sole             Sole      0    0
iShares Russell Midcap         Com              464287499      492    5600          Sole             Sole      0    0
iShares S&P Eur 350            Com              464287861     3085   38190          Sole             Sole      0    0
iShares S&P Latin America 40   Com              464287390       86     700          Sole             Sole      0    0
ABN Amro Preferred G 6.08%     Pref             00372q201     1252   51300          Sole             Sole      0    0
CORTS Trust for Ford Motor     Pref             22080q208       50    3500          Sole             Sole      0    0
7.4%
CORTS Trust for Ford Motor 8%  Pref             22082k209     1133   70100          Sole             Sole      0    0
Crescent R.E. Conv Pref A      Pref             225756204     3164  147900          Sole             Sole      0    0
6.75%
AEW Real Estate Income Fund    Com              00104h107     4364  236041          Sole             Sole      0    0
Latin America Equity Fund Inc. Com              51827q106     2757   90500          Sole             Sole      0    0